UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2006 and Year Ended December 31, 2005

Maxim T. Rowe Price MidCap Growth Portfolio

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim T. Rowe Price MidCap Growth Portfolio

Semi-Annual Report

June 30, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$415,555,703
Cash	47,661
Dividends receivable	165,462
Subscriptions receivable	929,155
Receivable for investments sold	5,078,954

Total assets	421,776,935

LIABILITIES:
Due to investment adviser	355,182
Redemptions payable	788,396
Payable for investments purchased	1,682,777
Payable to subcustodian	11,111

Total liabilities	2,837,466

NET ASSETS	$418,939,469

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,271,100
Additional paid-in capital	306,945,306
Net unrealized appreciation on investments	85,695,207
Overdistributed net investment income	(21,866)
Accumulated net realized gain on investments	24,049,722

NET ASSETS	$418,939,469

NET ASSET VALUE PER OUTSTANDING SHARE	$18.45
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	230,000,000
Outstanding	22,711,000

(1) Cost of investments in securities:	$329,860,496
(2) Cost of cash denominated in foreign currencies:

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006
UNAUDITED

INVESTMENT INCOME:
Interest	$396,981
Dividends	2,449,543
Foreign withholding tax	(9,517)

Total income	2,837,007

EXPENSES:
Audit fees	6,624
Bank and custodial fees	21,729
Investment administration	69,545
Management fees	2,069,797
Other expenses	15,061

Total expenses	2,182,756

Less amount reimbursed by investment adviser	9,469

Net expenses	2,173,287

NET INVESTMENT INCOME	663,720

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	22,430,927
Change in net unrealized appreciation on investments	(19,419,448)

Net realized and unrealized gain on investments	3,011,479

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,675,199

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2006 AND YEAR ENDED DECEMBER 31, 2005

	2006	2005
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$663,720	$(1,310,022)
Net realized gain on investments	22,430,927	28,832,234
Change in net unrealized appreciation on investments	(19,419,448)	20,277,824

Net increase in net assets resulting from operations	3,675,199	47,800,036

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(685,586)
From net realized gains	0	(22,112,657)

Total distributions	(685,586)	(22,112,657)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	105,477,045	166,506,406
Reinvestment of distributions	685,586	22,112,657
Redemptions of shares	(76,171,685)	(155,744,317)

Net increase in net assets resulting from share transactions	29,990,946	32,874,746

Total increase in net assets	32,980,559	58,562,125

NET ASSETS:
Beginning of period	385,958,910	327,396,785

End of period (1)	$418,939,469	$385,958,910
	0	0
OTHER INFORMATION:

SHARES:
Sold	5,591,663	9,534,622
Issued in reinvestment of distributions	38,025	1,220,209
Redeemed	(4,035,415)	(8,895,230)

Net increase	1,594,273	1,859,601

(1) Including overdistributed net investment income	$(21,866)	$0

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended	Year Ended December 31,
	June 30, 2006	2005	2004	2003	2002	2001
	UNAUDITED

Net Asset Value, Beginning of Period	$18.28	$17.00	$16.06	$12.00	$15.38	$15.62

Income from Investment Operations

Net investment income	0.03
Net realized and unrealized gain (loss)	0.17	2.39	2.85	4.53	(3.38)	(0.19)

Total Income (Loss) From
Investment Operations	0.20	2.39	2.85	4.53	(3.38)	(0.19)

Less Distributions

From net investment income	(0.03)
From net realized gains	0.00	(1.11)	(1.91)	(0.47)	0.00	(0.05)

Total Distributions	(0.03)	(1.11)	(1.91)	(0.47)	0.00	(0.05)

Net Asset Value, End of Period	$18.45	$18.28	$17.00	$16.06	$12.00	$15.38

Total Return	1.10%	14.14%	18.09%	37.81%	(21.98%)	(1.12%)

Net Assets, End of Period ($000)	$418,939	$385,959	$327,397	$335,177	$204,263	$266,726

Ratio of Expenses to Average Net Assets:
- Before Reimbursement	1.05%	*	1.05%	1.05%	1.06%	1.07%	1.09%
- After Reimbursement #	1.05%	*	1.05%	1.04%	1.05%	1.05%	1.05%

Ratio of Net Investment Income (Loss) to
Average Net Assets:
- Before Reimbursement	0.32%	*	(0.38%)	(0.61%)	(0.64%)	(0.71%)	(0.58%)
- After Reimbursement #	0.32%	*	(0.38%)	(0.60%)	(0.63%)	(0.69%)	(0.55%)

Portfolio Turnover Rate	23.33%		32.42%	41.48%	49.18%	54.41%	56.73%

#	Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
30-Jun-06
UNAUDITED

COMMON STOCK

Shares Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.74%
34,000 Alliant Techsystems Inc* 2,595,900
7,600 Embraer-Empresa Brasileira de Aeronautica SA sponsored ADR 277,172
72,000 Goodrich Corp 2,900,880
5,900 Precision Castparts Corp 352,584
94,800 Rockwell Collins Inc 5,296,476
$11,423,012

AGRICULTURE --- 0.04%
3,000 Delta & Pine Land Co 88,200
1,100 Monsanto Co 92,609
$180,809

AIR FREIGHT --- 0.12%
4,800 CH Robinson Worldwide Inc 255,840
4,500 Expeditors International of Washington Inc 252,045
$507,885

AIRLINES --- 1.14%
16,400 SkyWest Inc 406,720
266,400 Southwest Airlines Co 4,360,968
$4,767,688

AUTO PARTS & EQUIPMENT --- 0.51%
154,100 Gentex Corp 2,157,400
$2,157,400

AUTOMOBILES --- 0.06%
3,300 Thor Industries Inc 159,885
3,100 Winnebago Industries Inc 96,224
$256,109

BANKS --- 0.31%
1,300 City National Corp 84,617
1,900 East West Bancorp Inc 72,029
2,300 First Horizon National Corp 92,460
17,000 SVB Financial Group* 772,820
7,400 Synovus Financial Corp 198,172
5,000 UCBH Holdings Inc 82,700
$1,302,798

BIOTECHNOLOGY --- 3.77%
76,500 Cephalon Inc* 4,597,650
2,500 Charles River Laboratories International Inc* 92,000
1,900 Genzyme Corp* 115,995
27,000 Gilead Sciences Inc* 1,597,320
35,000 Human Genome Sciences Inc* 374,500

1,400 Invitrogen Corp* 92,498
143,200 MedImmune Inc* 3,880,720
8,100 Millennium Pharmaceuticals Inc* 80,757
36,600 Myogen Inc* 1,061,400
3,700 Nektar Therapeutics* 67,858
51,200 PDL BioPharma Inc* 942,592
11,500 Qiagen NV* 157,780
4,700 Techne Corp* 239,324
62,400 Vertex Pharmaceuticals Inc* 2,290,704
12,300 deCODE Genetics Inc* 76,137
$15,667,235

BROADCAST/MEDIA --- 2.26%
131,400 Citadel Broadcasting Co 1,169,460
123,000 Discovery Holding Co* 1,799,490
1,600 EW Scripps Co 69,024
34,000 EchoStar Communications Corp Class A* 1,047,540
12,100 Radio One Inc* 89,540
78,825 Rogers Communications Inc Class B 3,184,530
5,000 Salem Communications Corp Class A* 65,050
58,900 Univision Communications Inc Class A* 1,973,150
$9,397,784

BUILDING MATERIALS --- 0.59%
57,000 American Standard Cos Inc 2,466,390
$2,466,390

CHEMICALS --- 0.67%
42,900 Amylin Pharmaceuticals Inc* 2,117,973

6,800 Ecolab Inc 275,944
1,300 Praxair Inc 70,200
1,000 Sigma-Aldrich Corp 72,640
3,500 Symyx Technologies Inc* 84,525
6,100 Valspar Corp 161,101
$2,782,383

COMMUNICATIONS - EQUIPMENT --- 1.56%
47,000 ADTRAN Inc 1,054,210
46,000 Comverse Technology Inc* 909,420
1,600 F5 Networks Inc* 85,568
81,000 Harris Corp 3,362,310
40,200 SBA Communications Corp* 1,050,828
$6,462,336

COMPUTER HARDWARE & SYSTEMS --- 0.52%
57,500 Avid Technology Inc* 1,916,475
5,800 Cognos Inc* 165,010
4,000 QLogic Corp 68,960
$2,150,445

COMPUTER SOFTWARE & SERVICES --- 7.46%
7,233 Activision Inc 82,312
70,400 Adobe Systems Inc* 2,137,344
40,000 CACI International Inc Class A* 2,333,200
165,000 CNET Networks Inc* 1,316,700
4,200 Cadence Design Systems Inc* 72,030
4,600 Check Point Software Technologies Ltd* 80,868
5,600 Citrix Systems Inc* 224,784

87,700 Cogent Inc* 1,321,639
5,200 Cognizant Technology Solutions Corp* 350,324
2,800 Digital River Inc* 113,092
2,000 Electronic Arts Inc* 86,080
3,600 FactSet Research Systems Inc 170,280
2,200 Fair Isaac Co 79,882
4,300 FileNET Corp* 115,799
2,100 Fiserv Inc* 95,256
3,300 Hyperion Solutions Corp 91,080
4,500 Internet Security Systems Inc* 84,825
45,200 Intuit Inc 2,729,628
79,300 Jack Henry & Associates Inc 1,559,038
142,700 Juniper Networks Inc* 2,281,773
76,300 McAfee Inc* 1,851,801
2,000 Mercury Interactive Corp* 69,940
80,300 NAVTEQ* 3,587,804
8,800 Paychex Inc 343,024
103,700 Red Hat Inc* 2,426,580
3,300 SINA Corp* 82,434
35,700 Salesforce.Com* 951,762
6,400 Satyam Computer Services Ltd* 212,096
4,300 Synopsys Inc* 80,711
4,050 THQ Inc 87,480
174,800 VeriSign Inc* 4,050,116
5,700 Websense Inc 117,078
72,000 aQuantive Inc* 1,823,760
$31,010,520

CONGLOMERATES --- 0.30%

23,000 Teleflex Inc 1,242,460
$1,242,460

CONTAINERS --- 0.02%
1,400 Sealed Air Corp 72,912
$72,912

COSMETICS & PERSONAL CARE --- 0.05%
6,600 Avon Products Inc 204,600
$204,600

DISTRIBUTORS --- 0.07%
3,800 WW Grainger Inc 285,874
$285,874

ELECTRONIC INSTRUMENTS & EQUIP --- 6.33%
6,700 American Power Conversion Corp 130,583
94,100 Ametek Inc 4,458,458
1,400 CDW Corp 76,510
199,000 Flextronics International Ltd* 2,113,380
83,200 Flir Systems Inc* 1,835,392
26,800 Garmin Ltd 2,825,792
42,400 Harman International Industries Inc 3,619,688
4,200 II-IV Inc* 76,860
97,800 Jabil Circuit Inc 2,503,680
3,200 National Instruments Corp 87,680
127,500 Roper Industries Inc 5,960,625
240,953 Symbol Technologies Inc 2,599,883
$26,288,531

ELECTRONICS - SEMICONDUCTOR --- 7.04%
3,200 Advanced Micro Devices Inc* 78,144
174,700 Altera Corp* 3,065,985
14,600 Analog Devices Inc 469,244
14,400 Broadcom Corp Class A 432,720
1,700 Cymer Inc* 78,982
8,800 Integrated Device Technology Inc* 124,784
126,900 Intersil Holding Corp 2,950,425
2,900 KLA-Tencor Corp 120,553
2,600 Lam Research Corp* 121,212
65,100 Linear Technology Corp 2,180,199
52,200 Marvell Technology Group Ltd 2,314,026
13,600 Maxim Integrated Products Inc 436,696
98,400 Microchip Technology Inc 3,301,320
96,300 National Semiconductor Corp 2,296,755
85,000 Novellus Systems Inc* 2,099,500
109,000 PMC-Sierra Inc* 1,024,600
48,900 Semtech Corp* 706,605
10,300 Silicon Laboratories Inc* 362,045
88,000 Spansion Inc* 1,402,720
158,800 Teradyne Inc* 2,212,084
153,300 Xilinx Inc 3,472,245
$29,250,844

ENGINEERING & CONSTRUCTION --- 0.10%
4,600 Fluor Corp 427,478
$427,478

FINANCIAL SERVICES --- 3.84%
3,800 CBOT Holdings Inc* 454,442
24,000 CapitalSource Inc 563,040
1,030 Chicago Mercantile Exchange Holdings Inc 505,885
97,300 Eaton Vance Corp 2,428,608
2,000 Federated Investors Inc Class B 63,000
50,300 Investors Financial Services Corp 2,258,470
25,100 Janus Capital Group Inc 449,290
25,750 Legg Mason Inc 2,562,640
6,100 Mellon Financial Corp 210,023
112,000 MoneyGram International Inc 3,802,400
8,700 Moody's Corp 473,802
4,600 Northern Trust Corp 254,380
29,000 Principal Financial Group 1,613,850
1,600 SEI Investments Co 78,208
3,900 State Street Corp 226,551
$15,944,589

FOOD & BEVERAGES --- 0.40%
75,000 Cott Corp* 979,500
17,000 Cott Corp (restricted stock)* 222,020
2,800 Hershey Foods Corp 154,196
3,900 McCormick & Co Inc (nonvtg) 130,845
3,200 Wm Wrigley Jr Co 145,152
425 Wm Wrigley Jr Co Class B 19,253
$1,650,966

GOLD, METALS & MINING --- 2.14%
81,500 CONSOL Energy Inc 3,807,680

35,500 Foundation Coal Holdings Inc 1,666,015
39,000 Newmont Mining Corp 2,064,270
23,000 Teck Cominco Ltd 1,374,480
$8,912,445

HEALTH CARE RELATED --- 7.34%
82,400 Alkermes Inc* 1,559,008
56,000 Community Health Systems Inc* 2,058,000
29,850 Coventry Health Care Inc 1,639,959
26,750 DaVita Inc* 1,329,475
173,000 Elan Corp PLC sponsored ADR* 2,889,100
3,000 Express Scripts Inc Class A* 215,220
117,200 Health Management Associates Inc Class A 2,310,012
2,600 Healthways Inc* 136,864
3,700 Henry Schein Inc* 172,901
50,900 Humana Inc* 2,733,330
22,000 Kinetic Concepts Inc* 971,300
48,500 Laboratory Corp of America Holdings* 3,018,155
2,800 LifePoint Hospitals Inc* 89,964
5,200 Lincare Holdings Inc* 196,768
96,400 Manor Care Inc 4,522,124
3,400 Martek Biosciences Corp* 98,430
4,100 Medco Health Solutions Inc* 234,848
35,900 Omnicare Inc 1,702,378
92,900 Patterson Cos Inc* 3,244,997
4,200 Quest Diagnostics Inc 251,664
28,000 Triad Hospitals Inc* 1,108,240
$30,482,737

HOMEBUILDING --- 0.16%
2,300 Centex Corp 115,690
2,100 KB Home 96,285
4,400 Lennar Corp 195,228
1,300 Meritage Homes Corp* 61,425
3,400 Pulte Homes Inc 97,886
4,200 Toll Brothers Inc 107,394
$673,908

HOTELS/MOTELS --- 0.91%
4,100 Choice Hotels International Inc 248,460
14,300 Hilton Hotels Corp 404,404
1,300 Las Vegas Sands Corp* 101,218
8,800 Marriott International Inc Class A 335,456
5,200 Starwood Hotels & Resorts Worldwide Inc 313,768
32,200 Wynn Resorts Ltd* 2,360,260
$3,763,566

INSURANCE RELATED --- 1.52%
1,000 Ambac Financial Group Inc 81,100
2,900 Arch Capital Group Ltd* 172,434
68,000 Assurant Inc 3,291,200
78,900 Axis Capital Holdings Ltd 2,257,329
4,300 Brown & Brown Inc 125,646
1,600 MBIA Inc 93,680
280 Markel Corp* 97,160
4,500 Marsh & McLennan Cos Inc 121,005
2,100 Willis Group Holdings Ltd 67,410
$6,306,964

INVESTMENT BANK/BROKERAGE FIRM --- 1.74%
1,200 Affiliated Managers Group Inc* 104,268
1,160 BlackRock Inc 161,437
4,300 Charles Schwab Corp 68,714
109,000 E*TRADE Financial Corp* 2,487,380
1,900 Lazard Ltd 76,760
42,100 Nuveen Investments 1,812,405
163,300 TD Ameritrade Holding Corp 2,418,473
4,500 optionsXpress Holdings Inc 104,895
$7,234,332

LEISURE & ENTERTAINMENT --- 2.08%
4,000 Boyd Gaming Corp 161,440
47,100 Brunswick Corp 1,566,075
36,800 DreamWorks Animation SKG Inc* 842,720
5,100 Harley-Davidson Inc 279,939
5,000 Harrah's Entertainment Inc 355,900
103,100 International Game Technology 3,911,614
4,100 Royal Caribbean Cruises Ltd 156,825
6,050 Shuffle Master Inc* 198,319
2,400 Station Casinos Inc 163,392
29,000 Viad Corp 907,700
2,900 WMS Industries Inc* 79,431
$8,623,355

MACHINERY --- 2.48%
41,300 Danaher Corp 2,656,416
5,600 Graco Inc 257,488

1,700 IDEX Corp 80,240
47,340 ITT Industries Inc 2,343,330
68,000 Oshkosh Truck Corp 3,231,360
3,000 Pall Corp 84,000
48,000 Pentair Inc 1,641,120
$10,293,954

MANUFACTURING --- 0.33%
59,100 Dolby Laboratories Inc* 1,377,030
$1,377,030

MEDICAL PRODUCTS --- 2.50%
5,100 American Medical Systems Holdings Inc* 84,915
2,300 ArthroCare Corp* 96,623
1,800 Becton Dickinson & Co 110,034
5,800 Biomet Inc 181,482
16,700 CR Bard Inc 1,223,442
3,100 Dentsply International Inc 187,860
73,000 Edwards Lifesciences Corp* 3,316,390
29,400 Gen-Probe Inc* 1,587,012
2,100 Hologic Inc 103,656
1,900 Integra LifeSciences Holdings* 73,739
3,200 Kyphon Inc* 122,752
2,000 Millipore Corp* 125,980
3,500 ResMed Inc 164,325
5,000 Respironics Inc* 171,100
8,600 St Jude Medical Inc* 278,812
55,900 Thermo Electron Corp* 2,025,816
4,700 Varian Medical Systems Inc* 222,545

1,700 Ventana Medical Systems Inc* 80,206
3,400 Waters Corp* 150,960
1,200 Zimmer Holdings Inc* 68,064
$10,375,713

MISCELLANEOUS --- 0.03%
2,900 Dade Behring Holdings Inc 120,756
$120,756

OFFICE EQUIPMENT & SUPPLIES --- 0.07%
1,700 Avery Dennison Corp 98,702
2,300 HNI Corp 104,305
2,150 Zebra Technologies Corp Class A* 73,444
$276,451

OIL & GAS --- 8.27%
156,900 BJ Services Co 5,846,092
12,200 Bill Barrett Corp* 361,242
55,400 Cameron International Corp* 2,646,458
51,000 Compton Petroleum Corp* 588,540
1,900 Diamond Offshore Drilling Inc 159,467
69,000 EOG Resources 4,784,460
65,000 FMC Technologies Inc* 4,384,900
9,300 Grant Prideco Inc* 416,175
78,500 Murphy Oil Corp 4,385,010
4,700 Nabors Industries Ltd 158,813
113,000 Smith International Inc 5,025,110
5,400 Ultra Petroleum Corp* 320,058
8,500 Weatherford International Ltd 421,770

11,700 Williams Cos Inc 273,312
103,566 XTO Energy Inc 4,584,867
$34,356,274

PHARMACEUTICALS --- 2.39%
4,051 Allergan Inc 434,510
5,100 AtheroGenics Inc* 66,555
58,000 Barr Laboratories Inc* 2,766,020
7,300 Celgene Corp 346,239
31,200 Neurocrine Biosciences Inc* 330,720
38,600 OSI Pharmaceuticals Inc* 1,272,256
41,400 Sepracor Inc* 2,365,596
30,300 Theravance Inc* 693,264
98,000 Valeant Pharmaceuticals International 1,658,160
$9,933,320

POLLUTION CONTROL --- 0.04%
2,500 Stericycle Inc* 162,750
$162,750


PRINTING & PUBLISHING --- 0.04%
1,900 McGraw-Hill Cos Inc 95,437
1,700 Meredith Corp 84,218
$179,655

RESTAURANTS --- 1.07%
64,450 Cheesecake Factory Inc* 1,736,928
2,200 OSI Restaurant Partners Inc 76,120
27,000 PF Changs China Bistro Inc* 1,026,540
1,200 Panera Bread Co Class A* 80,688
59,600 Tim Hortons Inc* 1,534,700
$4,454,976

RETAIL --- 5.89%
4,100 Advance Auto Parts Inc 118,490
98,200 Amazon.com Inc* 3,798,376
78,700 Bed Bath & Beyond Inc* 2,610,479
45,000 Best Buy Co Inc 2,467,800
49,000 CarMax Inc* 1,737,540
5,700 Dicks Sporting Goods Inc* 225,720
9,600 Dollar General Corp 134,208
5,100 Family Dollar Stores Inc 124,593
5,700 Freds Inc 76,095
2,750 Men's Wearhouse Inc 83,325
2,200 Michaels Stores Inc 90,728
79,100 O'Reilly Automotive Inc* 2,467,129
128,700 Petsmart Inc 3,294,720
75,100 Ross Stores Inc 2,106,555
13,000 Shoppers Drug Mart Corp 471,647
26,000 Shoppers Drug Mart Corp 943,295
6,500 Staples Inc 158,080
15,400 TJX Cos Inc 352,044
9,300 Tiffany & Co 307,086

17,000 Whole Foods Market Inc 1,098,880
52,800 Williams-Sonoma Inc 1,797,840
$24,464,630

SPECIALIZED SERVICES --- 11.58%
1,292 Apollo Group Inc* 66,758
2,200 Career Education Corp* 65,758
79,000 Catalina Marketing Corp 2,248,340
64,800 CheckFree Corp* 3,211,488
65,400 ChoicePoint Inc* 2,731,758
4,900 Cintas Corp 194,824
43,200 Clear Channel Outdoor Holdings Inc* 905,472
3,200 Corporate Executive Board Co 320,640
69,200 DST Systems Inc* 4,117,400
3,200 DeVry Inc* 70,304
2,300 Dun & Bradstreet Corp* 160,264
3,800 Equifax Inc 130,492
2,900 Fastenal Co 116,841
72,400 Fidelity National Information Services Inc 2,562,960
49,300 Getty Images Inc* 3,131,043
40,700 Global Payments Inc 1,975,985
3,200 H&R Block Inc 76,352
3,000 Harte-Hanks Inc 76,920
1,900 ITT Educational Services Inc* 125,039
95,400 Iron Mountain Inc* 3,566,052
5,100 LECG Corp* 94,197
89,200 Lamar Advertising Co* 4,804,312
34,000 Laureate Education Inc* 1,449,420
12,000 MSC Industrial Direct Co Inc Class A 570,840

69,200 Manpower Inc 4,470,320
76,500 Monster Worldwide Inc* 3,263,490
3,400 Omnicom Group Inc 302,906
20,000 Resources Connection Inc* 500,400
4,500 Ritchie Bros Auctioneers Inc 239,310
53,200 Robert Half International Inc 2,234,400
86,200 UTI Worldwide Inc 2,174,826
57,000 United Rentals Inc* 1,822,860
2,100 Universal Technical Institute Inc* 46,242
4,900 WPP Group PLC 295,421
$48,123,634

TELEPHONE & TELECOMMUNICATIONS --- 3.85%
91,000 Amdocs Ltd* 3,330,600
126,900 American Tower Corp* 3,949,128
157,400 Crown Castle International Corp* 5,436,596
90,000 Level 3 Communications Inc* 399,600
4,400 NII Holdings Inc 248,072
5,400 NeuStar Inc* 182,250
59,000 Telus Corp 2,432,832
$15,979,078

TEXTILES --- 0.07%
9,500 Coach Inc* 284,050
$284,050

TRANSPORTATION --- 0.06%
5,600 Landstar System Inc 264,488
$264,488

UTILITIES --- 0.48%
20,700 AES Corp* 381,915
2,400 Aventine Renewable Energy Holdings Inc* 93,360
28,000 SunPower Corp* 784,560
28,700 VeraSun Energy Corp* 753,088

$2,012,923

WATER --- 0.44%
103,000 Nalco Holding Co* 1,815,890
$1,815,890

TOTAL COMMON STOCK --- 95.38% $396,373,927
(Cost $310,678,720)

SHORT-TERM INVESTMENTS

Par Value ($) Value ($)
--------------------------------------------------------------------------------

19,187,000 Federal Home Loan Bank 19,181,776
4.970%, July 3, 2006


TOTAL SHORT-TERM INVESTMENTS --- 4.62% $19,181,776
(Cost $19,181,776)

TOTAL MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO --- 100% $415,555,703
(Cost $329,860,496)

Legend
* Non-income Producing Security
ADR - American Depository Receipt

See Notes to Financial Statements.

Maxim Series Fund, Inc.

Summary of Investments by Sector

Maxim T. Rowe Price Mid-Cap Growth Portfolio
June 30, 2006
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	$31,839,198	7.66%
Consumer Products & Services	93,892,775	22.60%
Financial Services	30,788,683	7.41%
Health Care Related	66,459,005	15.99%
Industrial Products & Services	18,039,003	4.34%
Natural Resources	43,449,528	10.46%
Short Term Investments	19,181,776	4.62%
Technology	100,123,352	24.09%
Transportation	7,953,570	1.91%
Utilities	3,828,813	0.92%
	$415,555,703	100.00%

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
UNAUDITED
1.
1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim T. Rowe Price MidCap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.05% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2006, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $111,282,481 and $93,174,391, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2006, the U.S. Federal income tax cost basis was $334,339,826. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $95,479,373 and gross depreciation of securities in which there was an excess of tax cost over value of $14,263,497 resulting in net appreciation of $81,215,876.

5.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and net operating losses. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 18, 2006 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.), Inc.; Franklin Advisers, Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; T. Rowe Price Associates, Inc.; and Trusco Capital Management, Inc.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 28, 2006, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services.

The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and by each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance.

The Board considered and concluded that, as to each Portfolio, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2005, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds.

Costs and Profitability.

The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors.

Economies of Scale.

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors.

The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date: August 25, 2006

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date: August 25, 2006